SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants - Common Share Equivalents, Outstanding, Beginning balance	8,754,720	9,500,000
Warrants - Weighted Average Exercise price, Beginning balance	$ 0.04	$ 0.04
Warrants exercisable - Common Share Equivalents, Beginning balance	8,754,720	9,500,000
Warrants exercisable - Weighted Average Exercise price, Beginning balance	$ 0.04	$ 0.04
Warrants - Common Share Equivalents, Additions	3,754,720	3,754,720
Warrants exercisable - Common Share Equivalents, Additions	3,754,720	3,754,720
Warrants exercisable - Weighted Average Exercise price, Additions	$ 0.04	$ 0.04
Warrants - Common Share Equivalents, Exercised		4,500,000
Warrants exercisable - Common Share Equivalents, Exercised		4,500,000
Warrants - Common Share Equivalents, Outstanding, ending balance	5,000,000	8,754,720
Warrants - Weighted Average Exercise price, ending balance	$ 0.04	$ 0.04
Warrants exercisable - Common Share Equivalents, Ending balance	5,000,000	8,754,720
Warrants exercisable - Weighted Average Exercise price, Ending balance	$ 0.04	$ 0.04